Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Trade accounts receivable	$ 23,934,283	$ 27,984,656
Less: allowance for doubtful accounts	(105,032)	(223,700)
Accounts receivable, net	$ 23,829,251	$ 27,760,956